DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Cost of sales	$ 8,720	$ 7,739	$ 16,036	$ 14,915
Compensation	1,036	449	1,892	903
Property taxes, sales taxes and other	20	12	41	31
Total	$ 9,776	$ 8,200	$ 17,969	$ 15,849